UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06621

        Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.4%

$8,255	University of South Alabama, Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/24 - FGIC Insured	3/14 at 100.00	Aaa	$ 8,409,286

	Arizona - 1.0%

2,850	Industrial Development Authority of the County of Maricopa, Arizona, Multifamily Housing Revenue	1/07 at 102.00	AAA	3,243,842
	Bonds, Place Five and the Greenery Apartments Projects, Series 1996A, 6.625%, 1/01/27

2,945	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds,	1/05 at 101.50	AAA	3,102,557
	Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

	California - 14.4%

	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University,
	Series 2001A:
3,255	0.000%, 10/01/23 - MBIA Insured	No Opt. Call	Aaa	1,190,809
5,890	0.000%, 10/01/24 - MBIA Insured	No Opt. Call	Aaa	2,008,843
7,615	0.000%, 10/01/25 - MBIA Insured	No Opt. Call	Aaa	2,412,051

	California, General Obligation Bonds, Series 2004:
5,000	5.000%, 4/01/10	No Opt. Call	A3	5,394,400
8,000	5.125%, 2/01/25	2/14 at 100.00	A3	8,077,920

5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	5,938,368
	12/01/21 - AMBAC Insured

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15	5/12 at 101.00	A2	4,468,840
5,500	5.375%, 5/01/21	5/12 at 101.00	A2	5,779,620

2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	2,760,200

7,150	California State Public Works Board, Lease Revenue Bonds, California State University System,	10/04 at 102.00	A3***	7,355,849
	Series 1994A, 6.375%, 10/01/19 (Pre-refunded to 10/01/04)

17,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Soledad II	11/04 at 102.00	Aaa	18,102,525
	State Prison, Series 1994A, 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	1,957,019
	Series 1996A, 5.300%, 7/01/21

30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	No Opt. Call	AAA	13,323,300
	0.000%, 1/01/21

2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,311,864
	Project, Series 2004A, 5.000%, 9/01/20 - XLCA Insured

960	San Francisco Redevelopment Agency, California, Hotel Tax Revenue Bonds, Series 1994, 6.750%,	1/05 at 102.00	AAA	982,896
	7/01/25 - FSA Insured

6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/14 at 100.00	AAA	6,446,820
	Series 2004A, 5.250%, 8/01/19 - MBIA Insured

	Colorado - 0.7%

1,700	Centennial Water and Sanitation District, Colorado, Water and Sewer Revenue Bonds, Series 2004,	12/14 at 100.00	AAA	1,761,710
	5.000%, 12/01/22 - FGIC Insured

395	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 1995D, 7.375%,	12/05 at 105.00	Aa2	400,115
	6/01/26 (Alternative Minimum Tax)

400	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	482,304
	(Alternative Minimum Tax)

1,700	Denver City and County, Colorado, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage Loan -	10/07 at 102.00	AAA	1,735,972
	The Boston Lofts Project, Series 1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

	Connecticut - 2.5%

3,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	3,314,330
	6.250%, 11/15/18

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B:
8,310	5.000%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	8,674,477
3,000	5.000%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	3,075,780

	District of Columbia - 1.7%

	District of Columbia, University Revenue Bonds, Georgetown University Issue, Series 2001A:
11,720	0.000%, 4/01/27 - MBIA Insured	4/11 at 39.61	AAA	3,109,902
13,780	0.000%, 4/01/28 - MBIA Insured	4/11 at 37.21	AAA	3,422,676
15,855	0.000%, 4/01/29 - MBIA Insured	4/11 at 35.07	AAA	3,707,692

	Florida - 1.7%

1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment	5/12 at 102.00	AA	1,771,349
	Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

5,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 (Alternative Minimum	10/06 at 102.00	AAA	5,373,100
	Tax) - MBIA Insured

2,500	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds, Baptist	10/08 at 101.00	A3	2,464,325
	Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19

920	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	958,143
	1/01/22 (Alternative Minimum Tax) - FSA Insured

	Georgia - 1.3%

500	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A-	494,335
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26 (WI, settling 8/05/04)

280	Fulton County Housing Authority, Georgia, Single Family Mortgage Revenue Refunding Bonds, GNMA	9/06 at 102.00	AAA	289,268
	Mortgage-Backed Securities Program, Series 1996A, 6.200%, 9/01/27 (Alternative Minimum Tax)

	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
3,415	5.250%, 11/01/15 - MBIA Insured	11/13 at 100.00	AAA	3,716,032
3,365	5.000%, 11/01/18 - MBIA Insured	11/13 at 100.00	AAA	3,531,231

	Idaho - 1.7%

630	Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds, Series 1995F, 6.450%, 7/01/27	7/05 at 102.00	Aaa	639,318
	(Alternative Minimum Tax)

3,210	Idaho Housing Finance Agency, Housing Revenue Bonds, FHA-Insured Mortgage, Park Place Project,	6/05 at 102.00	Aa2	3,282,546
	Series 1995A, 6.500%, 12/01/36 (Alternative Minimum Tax)

3,160	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace	3/12 at 105.00	Aaa	3,619,717
	Project, Series 2002A-1, 7.250%, 3/20/37

675	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996G, 6.350%,	7/06 at 102.00	Aaa	705,463
	7/01/26 (Alternative Minimum Tax)

980	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	1/10 at 100.00	Aa2	1,031,078
	7/01/22 (Alternative Minimum Tax)

1,005	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	1,018,628
	7/01/20 (Alternative Minimum Tax)

	Illinois - 17.7%

11,200	Chicago, Illinois, General Obligation Bonds, Series 1995A-1, 5.125%, 1/01/25 - AMBAC Insured	1/06 at 102.00	AAA	11,308,864

1,000	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 1998, 5.250%, 1/01/20 -	7/08 at 102.00	AAA	1,059,430
	FGIC Insured

22,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	7,494,249
	Series 1999, 0.000%, 1/01/25 - FGIC Insured

5,000	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	No Opt. Call	AAA	2,189,250
	General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 - FGIC Insured

1,175	Chicago, Illinois, GNMA Collateralized Multifamily Housing Revenue Bonds, Bryn Mawr/Belle Shores	6/09 at 102.00	Aaa	1,211,284
	Project, Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)

1,650	Chicago, Illinois, GNMA/FHA Multifamily Housing Revenue Bonds, Indiana Manor Townhomes Project,	9/13 at 101.00	AAA	1,629,689
	Series 2002A, 5.100%, 3/20/44

3,705	Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning Redevelopment Project, Series	1/07 at 102.00	N/R	3,822,152
	1996B, 7.250%, 1/01/14

3,530	Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary Drainage and Ship Canal Redevelopment	1/07 at 102.00	N/R	3,684,685
	Project, Series 1997A, 7.750%, 1/01/14

4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aaa	2,130,140
	Bonds, Series 2001, 0.000%, 12/01/20 - FGIC Insured

6,190	Community High School District No. 219, Niles Township, Cook County, Illinois, General Obligation	No Opt. Call	Aaa	2,710,292
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured

2,665	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003, 5.250%,	No Opt. Call	AAA	2,938,562
	10/01/15

2,850	East Saint Louis, Illinois, Mortgage Revenue Refunding Bonds, FHA-Insured Mortgage Loan -	1/05 at 101.00	AAA	2,881,264
	Dawson Manor Apartments, Section 8 Assisted, Series 1994A, 6.500%, 7/01/24 - MBIA Insured

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,000	5.250%, 11/15/14	5/14 at 100.00	A	2,104,000
4,420	5.250%, 11/15/15	5/14 at 100.00	A	4,610,811

3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	A+	3,327,330
	Series 1993C, 6.000%, 4/01/18

3,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%,	7/13 at 100.00	A-	3,157,380
	7/01/33

	Illinois Housing Development Authority, Housing Finance Bonds, Series 2000A:
920	5.750%, 9/01/10 (Alternative Minimum Tax)	3/10 at 100.00	AA	958,272
1,245	6.200%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,277,283

11,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 - FGIC	No Opt. Call	AAA	12,783,650
	Insured

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
9,000	5.250%, 8/01/12 - MBIA Insured	No Opt. Call	AAA	9,963,270
2,000	5.500%, 2/01/18 - FGIC Insured	2/12 at 100.00	AAA	2,190,760

4,020	Community Unit School District No. 220, Lake, Cook, Kane and McHenry Counties, Illinois,	No Opt. Call	AAA	4,427,266
	General Obligation Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured

	Community Unit School District No. 60, Waukegan, Lake County, Illinois, General Obligation Refunding
	Bonds, Series 2001B:
3,230	0.000%, 11/01/19 - FSA Insured	No Opt. Call	Aaa	1,511,737
1,740	0.000%, 11/01/21 - FSA Insured	No Opt. Call	Aaa	716,428

17,945	McHenry and Kane Counties Community Consolidated School District No. 158, Illinois, General	No Opt. Call	Aaa	7,202,405
	Obligation Bonds, Series 2003, 0.000%, 1/01/22 - FGIC Insured

4,505	McHenry County Community Consolidated School District No. 047, Crystal Lake, Illinois, General	2/09 at 100.00	Aaa	4,932,705
	Obligation Refunding Bonds, Series 1999, 5.750%, 2/01/19 - FSA Insured

2,910	Community High School District Number 154, McHenry County, Illinois, Capital Appreciation School	No Opt. Call	Aaa	1,250,631
	Bonds, Series 2001, 0.000%, 1/01/21 - FGIC Insured

4,540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/12 at 101.00	AAA	4,531,465
	Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 3.3%

1,000	Ball State University Board of Trustees, Indiana, Ball State University Student Fee Revenue Bonds,	1/12 at 100.00	AAA	1,118,090
	Series 2002K, 5.750%, 7/01/20 - FGIC Insured

6,031	Greenfield, Indiana, GNMA Multifamily Housing Revenue Bonds, Pedcor Investments Project, Series	12/05 at 105.00	Aaa	6,196,310
	1996A, 6.200%, 12/01/28 (Alternative Minimum Tax)

2,875	Indiana Bond Bank, State Revolving Fund Program Bonds, Guarantee Revenue Bonds, Series 1995A,	2/05 at 102.00	AAA	3,009,435
	6.750%, 2/01/17 (Pre-refunded to 2/01/05)

3,500	Indiana Bond Bank, Special Program Bonds, East Chicago Facilities Building Corporation Project,	2/10 at 101.00	AAA	3,927,980
	Series 2000A, 6.125%, 2/01/25 - AMBAC Insured

5,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000, 5.375%, 12/01/25	12/10 at 100.00	Aa2	5,202,500

1,000	Shelbyville Elementary School Building Corporation, Shelby County, Indiana, First Mortgage Bonds,	7/11 at 100.00	AAA	1,045,140
	Series 2001, 5.000%, 7/05/18 - FSA Insured

	Iowa - 2.4%

8,000	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,036,080
	5.125%, 1/01/28 - MBIA Insured

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,000	5.300%, 6/01/25	6/11 at 101.00	BBB	1,614,020
6,325	5.600%, 6/01/35	6/11 at 101.00	BBB	4,835,715

	Kansas - 0.0%

280	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	281,873
	Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)

	Louisiana - 2.8%

1,055	Bossier Public Trust Financing Authority, Louisiana, Single Family Mortgage Revenue Refunding	8/05 at 102.00	AAA	1,084,160
	Bonds, Series 1995B, 6.125%, 8/01/28

5,045	East Baton Rouge Parish Mortgage Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds,	10/05 at 102.00	Aaa	5,197,409
	GNMA/FNMA Mortgage-Backed Securities Program, Series 1994C, 6.350%, 10/01/28 (Alternative Minimum
	Tax)

3,230	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,416,210
	Bonds, Series 2002, 5.250%, 12/01/21 - AMBAC Insured

3,305	New Orleans Home Mortgage Authority, Louisiana, GNMA/FNMA Single Family Mortgage Revenue Bonds,	6/05 at 102.00	Aaa	3,377,677
	Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)

3,665	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	3,954,608
	11/01/15 - FSA Insured

	Maryland - 0.2%

1,390	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	1,448,324
	System, Series 2004A, 5.250%, 7/01/19

	Massachusetts - 6.7%

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	12,499,416
1,850	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	2,028,414

1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College Issue, Series 2004,	10/14 at 100.00	BBB	1,011,370
	5.700%, 10/01/34

2,925	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	3,177,954
	Eco/Springfield LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)

2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,764,768
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 - FGIC Insured

9,175	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System,	10/11 at 101.00	AA	9,679,533
	Series 2001E, 5.700%, 10/01/25 - RAAI Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
2,250	5.250%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	2,395,215
4,000	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	4,182,760

3,605	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/20 -	12/04 at 102.00	AAA	3,707,274
	AMBAC Insured

	Michigan - 2.3%

	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation
	Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	3,199,352
7,955	0.000%, 12/01/22	No Opt. Call	AAA	3,114,542
8,260	0.000%, 12/01/23	No Opt. Call	AAA	3,021,095
8,575	0.000%, 12/01/24	No Opt. Call	AAA	2,930,506

2,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/04 at 101.00	Ba3	1,851,620
	Obligated Group, Series 1993A, 6.375%, 8/15/09

	Minnesota - 4.1%

6,995	Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds, Champlin Shores Senior Living	6/12 at 105.00	Aaa	7,172,603
	Center, Series 2002A, 3.000%, 12/20/43

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners
	Inc. Project, Series 2003:
1,000	6.000%, 12/01/18	12/13 at 100.00	BBB+	1,051,320
1,050	5.875%, 12/01/29	12/13 at 100.00	BBB+	1,059,660

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	AAA	3,082,890
	Bonds, Series 2001C, 5.250%, 1/01/26 - FGIC Insured

2,400	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	2,475,672
	2001A, 5.250%, 1/01/25 - FGIC Insured

1,385	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 2000C, 6.100%, 7/01/30	7/09 at 100.00	AA+	1,404,792
	(Alternative Minimum Tax)

2,310	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 - MBIA	2/05 at 102.00	AAA	2,367,542
	Insured

1,090	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1996G, 6.250%, 7/01/26	1/06 at 102.00	AA+	1,121,425
	(Alternative Minimum Tax)

1,840	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2, 6.050%,	1/11 at 101.00	AA+	1,934,355
	7/01/31 (Alternative Minimum Tax)

1,620	Saint Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%,	7/14 at 100.00	A-	1,652,805
	7/01/25

2,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1992B,	1/05 at 100.00	Aaa	2,032,100
	5.750%, 1/01/11

	Missouri - 6.3%

2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services,	2/14 at 100.00	N/R	1,984,340
	Heisinger Project, Series 2004, 5.250%, 2/01/24

9,000	Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.250%, 9/01/17 -	9/12 at 100.00	AAA	9,645,120
	FGIC Insured

6,445	Missouri, Water Pollution Control Revenue Refunding Bonds, Series 2002B, 5.000%, 10/01/18	10/12 at 100.00	AAA	6,788,970

4,095	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%,	10/12 at 100.00	AAA	4,313,550
	10/01/18

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
2,500	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	2,613,275
2,000	5.250%, 6/01/28 - AMBAC Insured	6/11 at 101.00	AAA	2,036,880

2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,534,250
	2003, 5.125%, 5/15/24

1,200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System,	2/14 at 100.00	BBB+	1,205,364
	Series 2003, 5.125%, 2/15/18

5,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose	12/04 at 100.00	N/R	5,508,690
	Arena, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)

2,200	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.125%,	7/11 at 100.00	AAA	2,263,360
	7/01/22 - MBIA Insured

	Nebraska - 0.3%

1,470	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A, 5.250%,	4/13 at 100.00	AAA	1,542,412
	4/01/23 - FSA Insured

	Nevada - 4.8%

5,795	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	5,913,913
	5.000%, 7/01/23 - AMBAC Insured

4,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series	12/04 at 100.00	AAA	4,061,600
	1992A, 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18 -	6/12 at 100.00	AAA	11,467,240
	MBIA Insured

7,315	Washoe County School District, Nevada, General Obligation Refunding Bonds, Series 2002B, 5.500%,	No Opt. Call	AAA	8,277,947
	6/01/17 - FGIC Insured

	New Jersey - 3.6%

5,615	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%, 12/15/20 -	12/13 at 100.00	Aaa	5,931,293
	FSA Insured

4,310	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	4,400,165
	5.650%, 5/01/40 (Alternative Minimum Tax) - AMBAC Insured

3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	3,665,676
	6/15/22

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/09	No Opt. Call	A	3,425,460

1,000	Toms River Board of Education, Ocean County, New Jersey, School District Bonds,	7/07 at 100.00	AAA	1,096,400
	Series 1997, 5.750%, 7/15/21 (Pre-refunded to 7/15/07) - FGIC Insured

3,490	Union County Utilities Authority, New Jersey, Solid Waste Facility Subordinate Lease Revenue Bonds,	6/08 at 101.00	AAA	3,569,153
	Ogden Martin Systems of Union Inc., Series 1998A, 5.350%, 6/01/23 (Alternative Minimum Tax) -
	AMBAC Insured

	New Mexico - 0.3%

1,560	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1995E-2,	7/05 at 102.00	AAA	1,605,817
	6.300%, 7/01/17 (Alternative Minimum Tax)

	New York - 19.6%

2,375	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	2,458,196
	5.125%, 12/01/22 - FSA Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1997I:
9,600	6.250%, 4/15/27 (Pre-refunded to 4/15/07)	4/07 at 101.00	Aaa	10,690,464
2,420	6.250%, 4/15/27	4/07 at 101.00	A	2,627,225

	New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
1,415	5.875%, 2/15/19 (Pre-refunded to 2/15/06)	2/06 at 101.50	A***	1,522,696
7,585	5.875%, 5/15/19	2/06 at 101.50	A	8,028,571
3,820	5.500%, 2/15/26	2/06 at 101.50	A	3,855,908

	New York City, New York, General Obligation Bonds, Fiscal Series 1996F:
6,145	7.000%, 2/01/06	No Opt. Call	A***	6,616,199
7,220	7.000%, 2/01/06	No Opt. Call	A	7,728,505

	New York City, New York, General Obligation Bonds, Fiscal Series 1996I:
9,090	5.750%, 3/15/18 (Pre-refunded to 3/15/06)	3/06 at 101.50	A***	9,809,928
2,040	5.875%, 3/15/18	3/06 at 101.50	A	2,162,257

1,370	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/07 at 101.00	AAA	1,432,801
	Fiscal Series 1997B, 5.500%, 6/15/27 - MBIA Insured

3,150	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/05 at 101.00	AAA	3,301,421
	Fiscal Series 1996A, 5.875%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	4/07 at 101.00	AAA	4,254,240
	History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2004B:
6,875	5.000%, 8/01/23	8/13 at 100.00	AA+	7,052,925
7,260	5.000%, 8/01/24	8/13 at 100.00	AA+	7,389,010

2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AA+	2,579,200
	2004C, 5.000%, 2/01/22

1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	1,581,180
	Community Colleges, Series 2004B, 5.250%, 7/01/19

	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series
	1999:
1,975	6.375%, 7/01/16 - RAAI Insured	7/09 at 101.00	AA	2,178,761
2,080	6.375%, 7/01/17 - RAAI Insured	7/09 at 101.00	AA	2,294,594

7,635	New York State Medical Care Facilities Finance Agency, Revenue Bonds, Mercy Medical Center -	5/05 at 102.00	AA-***	8,036,830
	Rockville Center, Series 1995A, 5.875%, 11/01/15 (Pre-refunded to 5/01/05)

	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
6,000	5.250%, 6/01/20	6/13 at 100.00	A+	6,282,420
5,100	5.250%, 6/01/21	6/13 at 100.00	A+	5,321,187

6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	7,072,750
	LLC, Sixth Series 1997, 6.250%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
3,400	5.500%, 6/01/16	6/10 at 100.00	AA-	3,616,512
2,000	5.500%, 6/01/19	6/13 at 100.00	AA-	2,142,100

	North Carolina - 1.6%

2,550	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital	10/09 at 101.00	A-	2,602,913
	System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/19

2,480	Durham Urban Redevelopment Authority, North Carolina, FHA-Insured Mortgage Loan Revenue Bonds,	8/07 at 105.00	AAA	2,624,138
	Durham Hosiery Mill Project, Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)

975	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996JJ, 6.450%, 9/01/27	3/06 at 102.00	AA	1,004,689
	(Alternative Minimum Tax)

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional
	Facilities, Series 2004A:
1,250	5.000%, 2/01/21	2/14 at 100.00	AA+	1,290,575
2,445	5.000%, 2/01/22	2/14 at 100.00	AA+	2,509,181

	North Dakota - 0.5%

2,825	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2000C, 6.150%,	7/10 at 100.00	Aa3	2,923,480
	7/01/31 (Alternative Minimum Tax)

320	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 1996B, 6.400%,	1/07 at 102.00	Aa2	329,744
	1/01/28 (Alternative Minimum Tax)

	Ohio - 5.5%

3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	3,149,970
	5.250%, 12/01/24 - FSA Insured

	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2003C:
2,330	5.250%, 5/15/17 - MBIA Insured	5/13 at 100.00	AAA	2,478,188
4,105	5.250%, 5/15/18 - MBIA Insured	5/13 at 100.00	AAA	4,347,647

2,000	Ohio Housing Finance Agency, Multifamily Housing Mortgage Revenue Bonds, FHA-Insured Mortgage	1/08 at 102.00	Aa2	2,024,400
	Loan - Courtyards of Kettering Project, Series 1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)

3,595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5,	2/14 at 100.00	AAA	3,740,202
	Belleville Hydroelectric Project, American Municipal Power Ohio Inc., Series 2004, 5.000%, 2/15/20 -
	AMBAC Insured

5,000	Ohio Water Development Authority, Collateralized Water Revenue Refunding Bonds, Dayton Power and	8/04 at 100.00	BBB-	5,115,750
	Light Company, Series 1992A, 6.400%, 8/15/27

6,650	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,203,519
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

6,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	6,839,508
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Oklahoma - 0.8%

5,000	Oklahoma Student Loan Authority, Student Loan Revenue Bonds, Senior Lien, Series 2001A-1, 5.625%,	6/11 at 102.00	AAA	5,106,000
	6/01/31 (Alternative Minimum Tax)

	Oregon - 2.9%

7,860	Multnomah County Hospital Facilities Authority, Oregon, Providence Health System Revenue Bonds,	10/14 at 100.00	AA	8,422,304
	Series 2004, 5.500%, 10/01/21

705	Oregon, General Obligation Elderly and Disabled Housing Bonds, Series 1992B, 6.375%, 8/01/24	8/04 at 100.00	AA-	707,587

1,785	Oregon, General Obligation Veterans Welfare Bonds, Series 75, 6.000%, 4/01/27	10/05 at 102.00	Aa3	1,832,374

4,600	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2004A, 5.000%,	No Opt. Call	AAA	5,005,260
	4/01/14 - FSA Insured

220	Oregon, Housing and Community Services Department, Mortgage Revenue Bonds, Single Family	1/10 at 100.00	Aa2	220,898
	Mortgage Program, Series 2000F, 6.250%, 7/01/28 (Alternative Minimum Tax)

1,380	Portland, Oregon, Limited Tax Improvement Bonds, Series 1996A, 5.550%, 6/01/16	6/06 at 100.00	Aa2	1,454,617

	Pennsylvania - 0.6%

2,400	Beaver County Industrial Development Authority, Pennsylvania, Collateralized Pollution Control	7/05 at 102.00	A	2,562,648
	Revenue Refunding Bonds, Cleveland Electric Illuminating Company, Beaver Valley Project, Series
	1995A, 7.750%, 7/15/25 - ACA Insured

1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	AAA	1,156,869
	1997B, 5.700%, 7/01/27 - AMBAC Insured

	Puerto Rico - 0.2%

1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1995X, 5.500%, 7/01/25	7/05 at 100.00	A-	1,405,030

	Rhode Island - 0.2%

1,055	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve Regina	3/12 at 101.00	AA	1,072,682
	University, Series 2002, 5.000%, 3/15/19 - RAAI Insured

	South Carolina - 10.9%

14,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Securing Assets for	12/13 at 100.00	A-	14,112,000
	Education, Series 2003, 5.250%, 12/01/24

15,445	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	17,126,806
	5.875%, 12/01/17

2,500	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,	5/13 at 100.00	AAA	2,516,550
	5/01/25 - AMBAC Insured

7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds,	1/05 at 100.00	AAA	6,771,904
	Series 1991, 4.000%, 1/01/23 - MBIA Insured

6,000	South Carolina JOBS Economic Development Authority, Revenue Bonds, Bon Secours Health System Inc.,	11/12 at 100.00	A-	5,950,620
	Series 2002A, 5.625%, 11/15/30

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health
	Alliance, Series 2003C:
1,500	6.875%, 8/01/27	8/13 at 100.00	BBB	1,619,490
5,000	6.375%, 8/01/34	8/13 at 100.00	BBB	5,196,600

15,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	13,691,250
	Bonds, Series 2001B, 6.000%, 5/15/22

	South Dakota - 1.6%

9,860	South Dakota Building Authority, Revenue Bonds, Series 1992, 6.700%, 9/01/17 (Pre-refunded to	9/04 at 100.00	AAA	9,906,046
	9/01/04) - AMBAC Insured

	Tennessee - 0.3%

1,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%,	3/10 at 101.00	AAA	1,650,300
	3/01/19 (Alternative Minimum Tax) - AMBAC Insured

	Texas - 12.9%

4,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 - MBIA	11/13 at 100.00	AAA	4,305,760
	Insured

2,290	Austin, Texas, Town Lake Park Community Events Center Venue Project Bonds, Series 1999, 6.000%,	11/09 at 100.00	AAA	2,542,037
	11/15/25 - FGIC Insured

5,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, Texas Utilities Electric	5/08 at 102.00	AAA	5,530,050
	Company Project, Series 1998A, 5.550%, 5/01/33 (Alternative Minimum Tax) (Pre-refunded to 5/01/08) -
	AMBAC Insured

5,000	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Electric Company	4/08 at 102.00	AAA	5,522,850
	Project, Series 1995C, 5.550%, 6/01/30 (Alternative Minimum Tax) (Pre-refunded to 4/01/08) - MBIA
	Insured

5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	4/13 at 101.00	BBB	5,877,778
	Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

10,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/12 at 101.00	A-	10,818,500
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Alternative Minimum Tax)
	(Mandatory put 5/15/17)

3,345	Fort Worth, Texas, Water and Sewer Revenue Bonds, Series 2001, 5.625%, 2/15/19	2/12 at 100.00	AA	3,698,801

5,000	Gulf Coast Industrial Development Authority, Texas, Waste Disposal Revenue Bonds, Valero Refining	6/08 at 102.00	BBB	4,920,500
	and Marketing Company Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)

2,800	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,836,988
	11/15/30 - MBIA Insured

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial
	Hermann Healthcare System, Series 2004A:
1,000	5.000%, 12/01/20	12/14 at 100.00	A	989,480
1,000	5.000%, 12/01/21	12/14 at 100.00	A	980,170
2,500	5.125%, 12/01/22	12/14 at 100.00	A	2,461,875

480	Hidalgo County Housing Finance Corporation, Texas, GNMA/FNMA Collateralized Single Family Mortgage	10/04 at 102.00	Aaa	483,643
	Revenue Bonds, Series 1994A, 7.000%, 10/01/27 (Alternative Minimum Tax)

10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	3,434,676
	Project, Series 2001B, 0.000%, 9/01/25 - AMBAC Insured

4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -	5/14 at 100.00	AAA	4,178,760
	FGIC Insured

6,185	Keller Independent School District, Tarrant County, Texas, Unlimited Tax General Obligation	8/11 at 100.00	AAA	6,340,244
	Refunding Bonds, Series 2001, 5.250%, 8/15/26

1,760	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.750%, 3/15/16 - FGIC Insured	3/09 at 100.00	AAA	1,937,531

2,000	Pearland Independent School District, Brazoria County, Texas, Unlimited Tax Schoolhouse Bonds,	2/11 at 100.00	AAA	2,075,540
	Series 2001A, 5.250%, 2/15/22

3,935	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	3,983,361
	Refunding Bonds, Series 2001, 5.125%, 2/01/26

3,900	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2001C-1,	12/11 at 101.00	Aa1	3,963,531
	5.200%, 12/01/21 (Alternative Minimum Tax)

6,945	Weatherford Independent School District, Parker County, Texas, Unlimited Tax School Building and	2/11 at 44.73	AAA	2,150,728
	Refunding Bonds, Series 2001, 0.000%, 2/15/25

	Utah - 0.7%

410	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1994B, 6.450%, 7/01/14	1/05 at 102.00	AAA	411,911

330	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997E-2, 5.875%, 1/01/19	7/07 at 101.50	AAA	343,075
	(Alternative Minimum Tax)

565	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C, 5.600%, 7/01/18	1/09 at 101.50	AAA	591,103
	(Alternative Minimum Tax)

3,000	Weber County Municipal Building Authority, Utah, Lease Revenue Bonds, Series 1994, 7.500%,	12/04 at 102.00	Aaa	3,128,580
	12/15/19 (Pre-refunded to 12/15/04) - RAAI Insured

	Vermont - 0.9%

5,635	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1992-4, 6.400%, 11/01/25	11/04 at 100.00	A+	5,735,585

	Washington - 10.7%

15,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AAA	15,293,850
	Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

7,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	8,382,600
	2002C, 5.750%, 7/01/17 - MBIA Insured

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	5,436,550
	5.500%, 7/01/16

7,635	Public Hospital District No. 2, King County, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AAA	7,557,276
	Evergreen Healthcare, Series 2001A, 5.000%, 12/01/30 - AMBAC Insured

10,080	King County School District No. 401, Highline, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	11,137,896
	5.500%, 12/01/16 - FGIC Insured

6,965	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%, 9/01/22 - FGIC Insured	9/12 at 100.00	AAA	7,279,539

2,820	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series	12/14 at 100.00	Aaa	3,066,976
	2004A, 5.375%, 12/01/19 - MBIA Insured

2,500	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.125%, 12/01/22 -	12/11 at 100.00	AAA	2,578,750
	MBIA Insured

4,905	Washington, Various Purpose General Obligation Bonds, Series 1999B, 5.000%, 1/01/19	1/09 at 100.00	Aa1	5,052,244

	West Virginia - 2.1%

7,000	Harrison County Commission, West Virginia, Solid Waste Disposal Revenue Bonds, Potomac Edison	11/04 at 101.00	AAA	7,092,540
	Company, Harrison Station Project, Series 1993B, 6.250%, 5/01/23 (Alternative Minimum Tax) - AMBAC
	Insured

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company Project,	10/11 at 100.00	BBB	5,004,000
	Series 2003L, 5.500%, 10/01/22

1,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, West Penn Power Company Pleasants	4/09 at 101.00	AAA	1,023,600
	Station Project, Series 1999E, 5.500%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured

	Wisconsin - 1.4%

3,215	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Project,	2/07 at 102.00	AAA	3,444,130
	Series 1997, 5.625%, 2/15/17 - MBIA Insured

4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/09 at 101.00	BBB+	3,852,840
	Series 1999A, 5.600%, 2/15/29

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	998,140
	2004, 5.750%, 5/01/24

$1,042,801	Total Long-Term Investments (cost $918,298,049) - 154.6%			949,518,750

	Other Assets Less Liabilities - 1.9%			11,555,567

	Preferred Shares, at Liquidation Value - (56.5)%			(347,000,000)

	Net Assets Applicable to Common Shares - 100%			$614,074,317

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
	Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or
	U.S. Government agency securities which ensures the timely payment of principal and interest.
	Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At July 31, 2004, the cost of investments were $917,961,282.

	Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

	Gross unrealized:
	Appreciation	$36,803,796
	Depreciation	(5,246,328)

	Net unrealized appreciation (depreciation) of investments	$31,557,468

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.